Financial Risks Management	12 Months Ended
Dec. 31, 2022
Foreign exchange rates [abstract]
Financial Risks Management	FINANCIAL RISKS MANAGEMENTThe Group may be exposed to the following risks arising from financial instruments: foreign exchange risk, interest rate risk, liquidity risk and credit risk.Foreign exchange risk
The Group's overall exposure to the foreign exchange risk depends, in particular, on:
•the currencies in which it receives its revenues;
•the currencies chosen when agreements are entered into, such as licensing agreements, or co-marketing or co-development agreements;
•the location of clinical trials on drug or biomarker candidates;
•the ability, for its co-contracting parties to indirectly transfer foreign exchange risk to the Company;
•the Group’s foreign exchange risk policy; and
•the fluctuation of foreign currencies against the euro.
Given the significant portion of its operations denominated in US dollars, the Group decided to limit the conversions into euros of its US dollar denominated cash, issued notably from its March 2019 Nasdaq IPO in US dollars, and not to use any specific hedging arrangements, in order to cover expenses denominated in US dollars over the coming years.
The following table shows the sensitivity of the Group's cash and cash equivalent and expenses in U.S. dollars to a variation of 10% of the U.S. dollar against the euro in 2020, 2021 and 2022.

Sensitivity of the Group's cash and cash equivalents to a variation of +/- 10%	As of
of the US dollar against the euro
(in € thousands or in US dollar thousands, as applicable)	2021/12/31	2022/12/31
Cash and cash equivalents denominated in US dollars	81,713	34,192
Equivalent in euros, on the basis of the exchange rate described below	72,146	32,057
Equivalent in euros, in the event of an increase of 10% of US dollar vs euro	80,163	35,619
Equivalent in euros, in the event of a decrease of 10% of US dollar vs euro	65,588	29,143

Sensitivity of the Group's expenses to a variation of +/- 10%	Year ended
of the US dollar against the euro
(in € thousands or in US dollar thousands, as applicable)	2020/12/31	2021/12/31	2022/12/31
Expenses denominated in US dollars	47,277	12,566	14,884
Equivalent in euros, on the basis of the exchange rate described below	38,528	11,095	13,955
Equivalent in euros, in the event of an increase of 10% of US dollar vs euro	42,808	12,328	15,506
Equivalent in euros, in the event of a decrease of 10% of US dollar vs euro	35,025	10,086	12,686
2022/12/31: Equivalent in euros, on the basis of 1 euro = 1.0666 dollars US.
2021/12/31: Equivalent in euros, on the basis of 1 euro = 1.1326 dollars US.
2020/12/31: Equivalent in euros, on the basis of 1 euro = 1.2271 dollars US.
The following table shows the sensitivity of the Group's cash and cash equivalent and expenses in Swiss Francs to a variation of 10% of the Swiss Franc against the euro in 2022.

Sensitivity of the Group's cash and cash equivalents to a variation of +/- 10%	As of
of the CH franc against the euro
(in € thousands or in CH franc thousands, as applicable)	2020/12/31	2021/12/31	2022/12/31
Cash and cash equivalents denominated in CH franc	N/A	N/A	2,321
Equivalent in euros, on the basis of the exchange rate described below	N/A	N/A	2,357
Equivalent in euros, in the event of an increase of 10% of CH franc vs euro	N/A	N/A	2,618
Equivalent in euros, in the event of a decrease of 10% of CH franc vs euro	N/A	N/A	2,142

Sensitivity of the Group's expenses to a variation of +/- 10%	Year ended
of the CH franc against the euro
(in € thousands or in CH franc thousands, as applicable)	2020/12/31	2021/12/31	2022/12/31
Expenses denominated in CH franc	N/A	N/A	2,016
Equivalent in euros, on the basis of the exchange rate described below	N/A	N/A	2,048
Equivalent in euros, in the event of an increase of 10% of CH franc vs euro	N/A	N/A	2,275
Equivalent in euros, in the event of a decrease of 10% of CH franc vs euro	N/A	N/A	1,862
2022/12/31: Equivalent in euros, on the basis of a 1 euro = 0.9847 CHF.

Cash, cash equivalents and financial assets	As of
(in € thousands)	2020/12/31	2021/12/31	2022/12/31
At origin, denominated in EUR
Cash and cash equivalents	80,391	186,609	101,536
Current and non current financial assets	1,391	4,355	9,456
Total	81,782	190,964	110,993
At origin, denominated in USD
Cash and cash equivalents	90,637	72,147	32,057
Current and non current financial assets	67	76	7
Total	90,704	72,223	32,064
At origin, denominated in CHF
Cash and cash equivalents	—	—	2,358
Current and non current financial assets	—	—	—
Total	—	—	2,358
Total, in EUR
Cash and cash equivalents	171,029	258,756	136,001
Current and non current financial assets	1,458	4,431	9,464
Total	172,486	263,187	145,464
Interest rate risk
As of December 31, 2022, the Group was only liable for governmental advances or conditional advances and bank loans with no interest or interest at a fixed rate, generally below market rate.
As of December 31, 2021 and 2022, the Group's financial liabilities totaled €74.2 million and €75.3 million respectively (net of the equity component of the convertible loan and debt issue costs). Current borrowings are at a fixed rate. The Group's exposure to interest rate risk through its financial assets is also insignificant since these assets are mainly euro-denominated Undertakings for the Collective Investment of Transferable Securities (UCITs), medium-term negotiable notes or term deposits with progressive rates denominated in euros or US dollars.
Liquidity risk
The Group's loans and borrowings mainly consist of bonds convertible or exchangeable into new or existing shares (OCEANE), repayable for an nominal amount of €57 million on October 16, 2025 (see Note 20.1 "Breakdown of convertible loan"), government advances for research projects and bank loans. For conditional advances, reimbursement of the principal is subject to the commercial success of the related research project (see Note 20.2.1 "Refundable and conditional advances").
The Company has conducted a specific review of its liquidity risk and considers that it is able to meet its future maturities. On December 31, 2021 and 2022, the Group had €263,187 and €145,464 respectively in cash and cash equivalents and other financial assets. The Company does not believe it is exposed to short-term liquidity risk. The Company believes that the Group's cash and cash equivalents and current financial instruments are sufficient to ensure its financing for the next 12 months, in light of its current projects and obligations.
If the Group's funds are insufficient to cover any additional financing needs, the Group would require additional financing. The conditions and arrangements for any such new financing would depend, among other factors, on economic and market conditions that are beyond the Group's control.Credit riskCredit risk is the risk of financial loss if a customer or counterparty to a financial asset defaults on their contractual commitments. The Group is exposed to credit risk due to trade receivables and other financial assets.The Group's policy is to manage this risk by transacting with third parties with good credit standards.